Segmented information - Schedule of Information on Operations by Geographic Area (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenue	$ 527.8	$ 515.3	$ 1,220.2	$ 1,161.5
United States
Segment Reporting Information [Line Items]
Revenue	416.1	401.3	988.9	930.5
Canada
Segment Reporting Information [Line Items]
Revenue	23.1	20.5	57.3	52.5
Other regions
Segment Reporting Information [Line Items]
Revenue	$ 88.6	$ 93.5	$ 174.0	$ 178.5